INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Amortization expenses	$ 5,816	$ 5,860	$ 8,397